Note 26 - Reorganization Items, Net (Tables)	12 Months Ended
Dec. 31, 2015
Reorganization Items Net [Abstract]
Reorganization Items, Net [Table Text Block]

A summary of reorganization items, net is presented in the following table:

	Successor			Predecessor
(in millions)	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Professional fees	$1	$10	$19	$114
Provision for expected allowed claims	—	(1)	—	133
Net gain on reorganization adjustments	—	—	—	(1,957)
Net gain on fresh start adjustments	—	—	—	(302)
Other items, net	4	4	(3)	(14)
Reorganization items, net	$5	$13	$16	$(2,026)
Cash payments for reorganization items	$9	$21	$85	$210